UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2023

Item 1 - Report to Shareholders

Morgan Stanley
INVESTMENT MANAGEMENT
Morgan Stanley
Mortgage Securities Trust
Semi-Annual Report April 30, 2023
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Morgan Stanley Mortgage Securities Trust

Table of Contents (unaudited)

Welcome Shareholder,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Morgan Stanley Mortgage Securities Trust (the “Fund”) performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today’s financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2023

Total Return for the 6 Months Ended April 30, 2023

Class A	Class L	Class I	Class C	Class R6	Bloomberg U.S. Mortgage Backed Securities (MBS) Index(1)(a)	Lipper U.S. Mortgage Funds Index(2)
6.64%	6.41%	6.88%	6.28%	6.95%	6.78%	6.12%

(a)

“Bloomberg®” and the Bloomberg Index/Indices used are service marks of Bloomberg Finance L.P. and its affiliates, and have been licensed for use for certain purposes by Morgan Stanley Investment Management (MSIM). Bloomberg is not affiliated with MSIM, does not approve, endorse, review, or recommend any product, and does not guarantee the timeliness, accurateness, or completeness of any data or information relating to any product.

The performance of Morgan Stanley Mortgage Securities Trust’s (the “Fund”) five share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The six-month period was filled with interest rate volatility and mostly risk-on sentiment until the turmoil in the U.S. and European banking sectors unsettled markets in March, shifting investors’ mentality from a risk-on search for yield to a more cautious risk-off approach. For the six-month period as a whole, all fixed income sectors performed well as interest rates rallied sharply and spreads tightened.

Securitized credit market spreads tightened during the period, albeit to a lesser degree than other fixed income sectors, as spreads began the period tightening less than other sectors due to the heavy selling (mostly driven by a U.K. pension liability investment crisis) in the months preceding the six-month reporting period. However, securitized credit performed in line with other sectors due to the high cash flow carry of the securities.

We, the Fund’s portfolio management team, remain neutral overall on agency mortgage-backed securities (MBS). Fundamentally, agency MBS appear cheap with nominal spreads at historically wide levels both versus U.S. Treasuries and versus U.S. investment grade corporates, but we believe the supply-demand dynamics remain concerning given our expected further reductions in both Federal Reserve (Fed) and bank MBS holdings. Within agency MBS, we continue to favor higher coupon MBS as prepayment risks have eased and as higher coupon MBS offer greater carry and less supply risk from potential bank selling.

We, the Fund’s portfolio management team, remain positive on mortgage and securitized credit opportunities. Fundamental credit conditions have deteriorated with declining real estate values and worsening consumer credit conditions, but we still believe that high quality residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS) remain attractive investments, even under more stressful conditions. Housing markets are weakening, negatively impacted by higher mortgage rates and more challenged affordability, but home prices are still up

2%–3% over the past year,(i) and household balance sheets remain in reasonably good shape due to record savings rate levels during the pandemic. RMBS and ABS delinquency and default levels remain historically low. Within CMBS, we favor multi-family housing, leisure hotels and storage/logistics properties, which are experiencing strong demand. We remain more cautious about office buildings, business-focused hotels and shopping centers, which have experienced greater economic stress. We continue to have a geographic bias toward the U.S. over Europe and the U.K., as we believe the U.S. employment outlook remains positive and fixed-rate U.S. mortgages present fewer borrower payment shocks.

Overall, we believe the securitized market offers a unique opportunity to achieve yields in line with high yield indexes, yet with an average credit rating of A. Although volatility has increased and credit conditions are weaker, we remain constructive on securitized credit conditions overall — specifically in the U.S. — with the U.S. economy remaining strong and housing and consumer credit conditions continuing to be healthy. As a result of these views, we have a meaningful credit overweight in the Fund. We believe sector and security selection will become more important in the coming years as the economy softens.

Performance Analysis

The Fund’s Class I and R6 shares outperformed and Class A, L and C shares underperformed the Bloomberg U.S. Mortgage Backed Securities (MBS) Index (the “Index”) and all share classes outperformed the Lipper U.S. Mortgage Funds Index for the six months ended April 30, 2023, assuming no deduction of applicable sales charges.

Relative to the Index, and to most other fixed income sectors, the Fund performed well during the six-month period. Although the sharp rally in rates and tightening of spreads experienced in November 2022 led to the best monthly performance of the period for nearly all fixed income assets, securitized credit underperformed most other credit markets in November as securitized spreads tightened less and as securitized assets tend to have shorter durations and spread durations. However, due to the high carry of the Fund’s holdings, performance caught up to most other fixed income sectors for the six-month period overall. The Fund’s largest contributor to outperformance versus the Index was its allocation to ABS, primarily from the strong performance of aircraft ABS, as Asian markets reopened in the first quarter of 2023 and global flight traffic increased after several years of lower volumes during the pandemic. European securitized holdings underperformed comparable U.S. markets due to their floating-rate nature, as interest rates declined during the period. On a relative basis, the Fund’s shorter duration positioning detracted from performance versus the Index, as interest rates fell sharply during the period.

The Fund’s allocation to U.S. agency MBS fixed-rate pass-through securities slightly underperformed the Index during the period, as our overweight to higher coupon MBS underperformed lower coupon MBS as interest rates fell. On an absolute basis, all sectors had positive returns as interest rates fell and spreads tightened across all markets.

(i)	Source: S&P CoreLogic Case-Shiller U.S. National Home Price NSA Index. Data as of March 31, 2023.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION* AS OF 04/30/23

Mortgages - Other	31.9%

Agency Fixed Rate Mortgages	25.8

Asset-Backed Securities	17.7

Short-Term Investments	15.6

Commercial Mortgage-Backed Securities	5.6

Collateralized Mortgage Obligations - Agency Collateral Series	3.3

Corporate Bond	0.1

*

Does not include open long futures contracts with a value of $85,379,860 and total unrealized appreciation of $283,983. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $338,487.

LONG-TERM CREDIT ANALYSIS AS OF 04/30/23

AAA	59.8%

AA	2.5

A	5.8

BBB	3.5

BB	4.1

B or Below	2.8

Not Rated	21.5

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. All percentages for portfolio composition data are stated as a percentage of total investments and all percentages for long-term credit analysis data are stated as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled “not rated” is an aggregation of the highest security level rating amongst Standard & Poor’s Ratings Group (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings (“Fitch”), each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 80% of its assets in mortgage-related securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days’ notice in writing of any changes. These mortgage-related securities may include mortgage-backed securities such as mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), stripped mortgage-backed securities (“SMBS”), commercial mortgage-backed securities (“CMBS”) and inverse floating rate obligations (“inverse floaters”). The mortgage-backed securities in which the Fund invests may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. The Fund is not limited as to the maturities (when a debt security provides its final payment) or types of mortgage-backed securities in which it may invest.

For More Information About Portfolio

Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The Semi-Annual Reports and the Annual Reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im/ shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund’s first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the money market public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov).

Proxy Voting Policy and Procedures and

Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/ shareholderreports. It is also available on the SEC’s web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC’s web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns — Period Ended April 30, 2023

Symbol	Class A Shares* (Since 07/28/97) MTGAX		Class L Shares** (Since 07/28/97) MTGCX		Class I Shares† (Since 07/28/97) MTGDX		Class C Shares†† (Since 04/30/15) MSMTX		Class R6 Shares††† (Since 06/15/18) MORGX
1 Year	1.05	%(3)	0.76	%(3)	1.47	%(3)	0.25	%(3)	1.55	%(3)
	-2.25	(4)	—		—		-0.71	(4)	—
5 Years	1.46	(3)	1.20	(3)	1.87	(3)	0.71	(3)	—
	0.78	(4)	—		—		0.71	(4)	—
10 Years	2.69	(3)	2.43	(3)	3.09	(3)	—		—
	2.35	(4)	—		—		—		—
Since	3.97	(3)	3.43	(3)	4.19	(3)	1.54	(3)	1.84	(3)
Inception	3.83	(4)	—		—		1.54	(4)	—
Gross
Expense
Ratio	1.19		1.67		0.91		1.98		20.23

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im/shareholderreports or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class L, Class I, Class C and Class R6 shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges. Expense ratios are as of the Fund’s fiscal year-end as outlined in the Fund’s current prospectus. Fund’s total returns are calculated based on the net asset value as of the last business day of the period.

*	The maximum front-end sales charge for Class A is 3.25%.
**	Class L has no sales charge. Class L shares are closed to new investments.
†	Class I has no sales charge.
††	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
†††	Class R6 has no sales charge.
(1)

The Bloomberg U.S. Mortgage Backed Securities (MBS) Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the Bloomberg U.S. Aggregate Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)

The Lipper U.S. Mortgage Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper U.S. Mortgage Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper U.S. Mortgage Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/22 – 04/30/23.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	11/01/22	04/30/23	11/01/22 – 04/30/23
Class A

Actual (6.64% return)	$1,000.00	$1,066.40	$5.07
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.89	$4.96

Class L

Actual (6.41% return)	$1,000.00	$1,064.10	$6.60
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.40	$6.46

Class I

Actual (6.88% return)	$1,000.00	$1,068.80	$3.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.37	$3.46

Class C

Actual (6.28% return)	$1,000.00	$1,062.80	$9.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.92	$8.95

Class R6

Actual (6.95% return)	$1,000.00	$1,069.50	$3.28
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.62	$3.21

(1)

Expenses are equal to the Fund’s annualized expense ratios of 0.99%, 1.29%, 0.69%, 1.79% and 0.64% for Class A, Class L, Class I, Class C and Class R6, respectively, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.18%, 1.97%, 0.89%, 1.98% and 23.11% for Class A, Class L, Class I, Class C and Class R6 shares, respectively.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ∎ April 30, 2023 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Fixed Rate Mortgages (29.7%)
	Federal Home Loan Mortgage Corporation Conventional Pools:
$1,692		2.50%	05/01/50 - 11/01/52	$1,417,790
187		3.00	04/01/50	166,395
62		3.50	08/01/49	56,842
1,734		4.00	07/01/49 - 11/01/52	1,628,496
1,648		4.50	10/01/52	1,588,064
	Gold Pools:
268		3.50	01/01/44 - 09/01/47	252,392
283		4.00	12/01/41 - 10/01/44	277,011
315		4.50	03/01/41 - 01/01/49	316,655
57		5.00	12/01/40 - 05/01/41	59,150
7		5.50	07/01/37	7,382
10		6.00	12/01/37	10,268
5		6.50	06/01/29 - 09/01/33	5,356
21		7.50	05/01/35	22,967
10		8.00	08/01/32	10,944
19		8.50	08/01/31	20,492
	Federal National Mortgage Association Conventional Pools:
1,529		1.50	01/01/51 - 03/01/51	1,232,582
323		2.00	11/01/50	263,161
837		2.50	02/01/50 - 09/01/51	725,937
1,009		3.00	08/01/46 - 02/01/50	919,430
3,126		3.50	09/01/42 - 10/01/52	2,881,637
904		4.00	04/01/45 - 01/01/49	880,375
438		4.50	08/01/40 - 08/01/49	427,102
153		5.00	12/01/40 - 12/01/48	159,293
5		5.50	08/01/37	5,507
263		6.50	02/01/28 - 11/01/33	279,840
11		7.00	07/01/23 - 06/01/32	11,044
28		7.50	08/01/37	29,461
28		8.00	04/01/33	30,280
29		8.50	10/01/32	31,056
7		9.50	04/01/30	7,630
	June TBA:
7,000	(a)	4.00	06/01/52	6,693,750
	May TBA:
2,000	(a)	2.50	05/01/53	1,731,876

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$6,000	(a)	4.50%	05/01/52	$5,864,527
14,000	(a)	5.00	05/01/53	13,924,532
3,875	(a)	5.50	05/01/53	3,908,300
	Government National Mortgage Association May TBA:
1,000	(a)	4.00	05/20/53	961,654
	Various Pools:
2,750		2.50	03/20/50 - 04/20/51	2,402,115
1,188		3.00	09/20/49 - 08/20/50	1,057,951
1,796		3.50	10/20/44 - 10/20/50	1,665,639
1,078		4.00	07/15/44 - 11/20/51	1,023,009
365		4.50	12/20/48 - 12/20/49	355,335
324		5.00	05/20/41 - 06/20/49	324,065
26		5.50	05/20/49	25,912
396		6.00	08/20/52	399,472
1,490		6.50	11/20/52	1,528,987
5,955		7.00	12/20/52 - 02/20/53	6,099,620

	Total Agency Fixed Rate Mortgages (Cost $63,310,169)			61,691,283

	Asset-Backed Securities (20.4%)
395	ABFC 2004-OPT2 Trust
	1 Month USD LIBOR + 0.78%	5.80 (b)	10/25/33	380,891
109	ABFC 2005-WF1 Trust
	1 Month USD LIBOR + 0.95%	5.965(b)	07/25/34	102,505
	Amortizing Residential Collateral Trust
346	1 Month USD LIBOR + 0.29%	5.485(b)	10/25/31	316,762
293	1 Month USD LIBOR + 0.76%	5.78 (b)	10/25/32	261,621
106	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
	5.63% - 1 Month USD LIBOR	3.724(c)	12/25/33	117,255
1,000	B2R Mortgage Trust, Class D (d)	4.831	05/15/48	973,950
1,016	Bayview Financial Revolving Asset Trust, Class A1
	1 Month USD LIBOR + 1.00% (d)	6.025(b)	12/28/40	953,779
	Bear Stearns Asset-Backed Securities Trust
56		3.916(b)	07/25/36	54,974
94	1 Month USD LIBOR + 1.30%	6.32 (b)	10/27/32	92,057
17	1 Month USD LIBOR + 1.95%	6.97 (b)	12/25/42	17,606
284	Business Loan Express Business Loan Trust
	1 Month USD LIBOR + 0.40% (d)	5.353(b)	10/20/40	251,139
1,450	Cascade MH Asset Trust (d)	4.25	08/25/54	1,300,753
97	Cendant Mortgage Corp. (d)	6.00 (b)	07/25/43	93,141

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Conn’s Receivables Funding LLC
	$900	(d)	0.00%	12/15/26	$738,181
	3,500	(d)	9.52	12/15/26	3,495,550
	603	Conseco Finance Securitizations Corp.	7.424(b)	03/01/33	601,318
	3,869	CoreVest American Finance 2020-4 Trust (d) ECAF I Ltd.	4.025(b)	12/15/52	316,099
	39	(d)	3.473	06/15/40	22,088
	667	(d)	4.947	06/15/40	447,667
	110	EquiFirst Mortgage Loan Trust
		1 Month USD LIBOR + 3.00%	8.02 (b)	10/25/34	103,083
EUR	1,209	European Residential Loan Securitisation 2019- NPL1 DAC
		1 Month EURIBOR + 3.25% (Ireland)	6.248(b)	07/24/54	1,322,765
	$3	FCI Funding 2019-1 LLC (d)	3.63	02/18/31	3,420
		Finance of America HECM Buyout
	4,000		6.00 (b)	08/01/32	2,725,025
	1,000	(d)	6.414(b)	02/25/32	872,810
	2,000	(d)	7.87 (b)	02/25/32	1,716,003
	155	Financial Asset Securities Corp. AAA Trust
		1 Month USD LIBOR + 0.41% (d)	5.428(b)	02/27/35	157,271
		FMC GMSR Issuer Trust
	1,000	(d)	4.36 (b)	07/25/26	798,859
	1,000	(d)	10.07	07/25/27	959,106
	245	GAIA Aviation Ltd. (Cayman Islands) (d)	3.967	12/15/44	216,362
	771	Home Partners of America 2019-1 Trust (d)	3.866	10/19/39	657,533
	709	JOL Air Ltd., Class A (Cayman Islands) (d)	3.967	04/15/44	625,613
	389	Kestrel Aircraft Funding Ltd., Class A (Cayman Islands) (d)	4.25	12/15/38	328,209
	177	Lehman ABS Manufactured Housing Contract Trust	6.63 (b)	04/15/40	174,721
	764	LoanMe Trust (d)	5.00	09/15/34	693,746
	137	MERIT Securities Corp.	7.88	12/28/33	136,290
	289	METAL LLC (d)	4.581	10/15/42	170,628
	135	New Century Home Equity Loan Trust
		1 Month USD LIBOR + 0.80%	4.259(b)	11/25/33	119,453
	765	New Residential Mortgage LLC, Class A (d)	5.437	07/25/25	735,497
GBP	1,000	Newday Funding Master Issuer PLC
		3 Month GBP SONIA + 5.00% (United Kingdom) (d)	9.184(b)	07/15/30	1,256,911
		Newtek Small Business Loan Trust
	$1,078	Daily U.S. Prime Rate - 0.70% (d)	7.30 (b)	10/25/49	1,061,569
	157	Daily U.S. Prime Rate - 0.55% (d)	7.45 (b)	02/25/44	154,587

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		NRZ Advance Receivables Trust
	$160	(d)	1.475%	09/15/53	$156,361
	1,600	(d)	2.863	09/15/53	1,561,328
	1,000	(d)	5.663	09/15/53	974,300
		NRZ Excess Spread-Collateralized Notes
	423	(d)	2.981	03/25/26	383,400
	454	(d)	3.844	12/25/25	423,440
	1,141	NRZ FHT Excess LLC, Class A (d)	4.212	11/25/25	1,064,764
		Oakwood Mortgage Investors, Inc.
	849		7.405(b)	06/15/31	117,882
	50		7.72	04/15/30	49,702
	112		7.84 (b)	11/15/29	114,311
EUR	722	Palatino SPV, Class AR
		6 Month EURIBOR + 2.50% (Italy)	4.942(b)	12/01/45	759,416
	$1,250	PMT FMSR Issuer Trust
		1 Month USD LIBOR + 3.00% (d)	8.02 (b)	03/25/26	1,262,405
	1,000	PMT Issuer Trust - FMSR
		SOFR30A + 4.19% (d)	9.014(b)	06/25/27	995,060
	1,500	PNMAC GMSR Issuer Trust
		SOFR30A + 4.25% (d)	9.065(b)	05/25/27	1,486,804
EUR	254	Portman Square DAC
		3 Month EURIBOR + 2.00% (Ireland)	4.458(b)	10/25/61	272,991
	$1,205	PRET LLC, Class A1 (d)	1.843	09/25/51	1,107,882
	1,373	Raptor Aircraft Finance I LLC (d)	4.213	08/23/44	1,113,892
	470	ReadyCap Lending Small Business Loan Trust
		Daily U.S. Prime Rate - 0.50% (d)	7.50 (b)	12/27/44	449,046
	266	Saxon Asset Securities Trust
		1 Month USD LIBOR + 1.13%	6.145(b)	12/25/32	219,413
EUR	1,000	SC Germany Consumer UG, Class C (Germany)	2.50	12/13/31	1,095,682
		Shenton Aircraft Investment Ltd.
	$750	(d)	4.75	10/15/42	624,497
	241	(d)	5.75	10/15/42	141,587
GBP	883	Small Business Origination Loan Trust DAC
		3 Month GBP SONIA + 4.50% (Ireland)	8.68 (b)	03/01/30	1,097,087
	$235	Start II Ltd. (Bermuda) (d)	4.089	03/15/44	208,603
	1,100	TH MSR issuer Trust, Class A
		1 Month USD LIBOR + 2.80% (d)	7.645(b)	06/25/24	1,038,841
	220	WAVE Trust (d)	3.844	11/15/42	171,836

		Total Asset-Backed Securities (Cost $44,406,180)			42,417,327

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Collateralized Mortgage Obligations - Agency Collateral Series (3.7%)
	Federal Home Loan Mortgage Corporation
	IO REMIC
$180		0.009(b)%	10/15/39	$5,273
550		0.112(b)	09/15/41	16,254
348		0.24 (b)	10/15/40	14,547
277		0.295(b)	08/15/42	8,796
200		0.388(b)	04/15/39	7,144
95		0.41 (b)	10/15/41	4,700
307	6.00% - 1 Month USD LIBOR	1.052(c)	11/15/43	26,961
9,150		2.00	10/25/50	1,136,817
27		5.00	08/15/41	6,032
	IO REMIC
	Series 4350 Class DS
136	6.00% - 1 Month USD LIBOR	1.052(c)	06/15/44	15,653
	IO STRIPS
775		0.083(b)	10/15/37	35,809
51		7.00	06/15/30	7,281
51		7.50	12/15/29	8,375
	REMIC
56	12.00% - 2.67 x 1 Month USD LIBOR	0.35 (c)	12/15/43	63,017
88		3.50	02/15/42	84,378
	Federal National Mortgage Association IO REMIC
969		0.002(b)	03/25/46	30,178
262		0.404(b)	10/25/39	11,639
174		0.628(b)	03/25/44	4,903
107	5.65% - 1 Month USD LIBOR	0.63 (c)	11/25/41	2,268
437	6.05% - 1 Month USD LIBOR	1.03 (c)	06/25/42	49,381
60	6.55% - 1 Month USD LIBOR	1.53 (c)	08/25/41	1,526
529		2.00	07/25/50	315,836
33		3.50	03/25/43	229
	IO STRIPS
10		7.00	11/25/27	1,082
37		8.00	05/25/30 - 06/25/30	5,038
6		8.50	10/25/24	243
	REMIC
20		0.841(b)	04/25/39	17,069
3	1 Month USD LIBOR + 1.20%	6.22 (b)	12/25/23	2,770

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Government National Mortgage Association
$2	1 Month USD LIBOR + 0.77%	4.64 (b)%	02/20/66	$2,033
48	1 Month USD LIBOR + 0.45%	5.151(b)	02/20/61	47,975
25	1 Month USD LIBOR + 0.70%	5.401(b)	08/20/63	25,415
	IO
6,453		0.008(b)	12/20/70	297,350
6,212		0.019(b)	02/20/68	279,295
2,500		0.044(b)	02/20/65	89,565
282		0.05 (b)	01/20/68	15,733
495		0.073(b)	03/20/67	24,805
5,585		0.112(b)	12/20/66	302,617
6,083		0.176(b)	10/20/64	387,151
1,179		0.721(b)	08/20/58	10,413
9,116		0.924(b)	05/20/72	443,509
250	6.00% - 1 Month USD LIBOR	1.047(c)	08/20/42	28,559
305	6.10% - 1 Month USD LIBOR	1.147(c)	04/20/41 - 08/20/42	34,132
291	6.14% - 1 Month USD LIBOR	1.187(c)	12/20/43	39,285
220	6.30% - 1 Month USD LIBOR	1.347(c)	09/20/43	13,417
2,295		1.398(b)	01/20/64	34,832
5,125		1.55 (b)	05/20/67	235,410
1,470		1.581(b)	06/20/67	97,715
1,378		1.584(b)	05/20/64	55,676
160	6.55% - 1 Month USD LIBOR	1.602(c)	08/16/34	11,849
2,729		2.081	09/20/65	39,544
1,925		2.50	11/20/51	240,664
771		3.50	06/20/41 - 10/16/42	118,706
35		4.50	05/20/40	2,332
28		5.00	02/16/41	6,034
	IO PAC
18		5.00	10/20/40	1,282
	IO REMIC
2,731		0.023(b)	08/20/69	149,244
262		0.036(b)	02/20/68	12,946
1,031		0.049(b)	02/20/68	55,534
1,214		0.128(b)	11/20/67	90,999
3,876		0.129(b)	11/20/64	164,458
432		0.153(b)	10/20/67	12,979
870		0.216(b)	10/20/67	54,611
2,609		0.226(b)	09/20/64	193,932
641		1.233(b)	06/20/67	27,021

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$2,626		1.674(b)%	07/20/67	$79,070
1,098		1.718(b)	07/20/67	59,057
5,574		1.81 (b)	02/20/68	221,599
7,413		2.00	11/20/50	879,019
5,666		2.087(b)	01/20/66	184,048
3,398		2.37 (b)	07/20/65	99,363
8,738		2.653(b)	06/20/66	691,976
430		3.50	05/20/43	69,365

	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $6,987,991)			7,813,718

	Commercial Mortgage-Backed Securities (6.5%)
337	Bayview Commercial Asset Trust,
	1 Month USD LIBOR + 0.45% (d)	5.47 (b)	10/25/36	317,046
178	CG-CCRE Commercial Mortgage Trust,
	1 Month USD LIBOR + 1.85% (d)	6.802(b)	11/15/31	170,876
	Citigroup Commercial Mortgage Trust
1,981	IO	1.024(b)	09/10/58	32,417
220		4.726(b)	09/10/58	194,251
	Commercial Mortgage Trust
2,128	IO	0.651(b)	02/10/47	4,129
839	IO	0.811(b)	10/10/47	5,813
100	(d)	4.894(b)	07/15/47	90,171
940	COOF Securitization Trust, IO, (d)	2.433(b)	10/25/40	47,086
1,039	COOF Securitization Trust II, IO, (d)	2.394(b)	08/25/41	45,253
	Credit Suisse Mortgage Trust
2,000	1 Month USD LIBOR + 3.50% (d)	8.448(b)	12/15/35	1,997,219
878	1 Month Term SOFR + 3.57% (d)	8.464(b)	05/15/23	806,539
1,500	1 Month USD LIBOR + 3.71% (d)	8.662(b)	08/15/23	1,398,872
1,485	1 Month USD LIBOR + 3.97% (d)	8.917(b)	04/15/26	1,463,254
1,500	Credit Suisse Mortgage Trust, Class A,
	1 Month Term SOFR + 3.14% (d)	8.033(b)	09/09/24	1,502,357
1,000	CSMC Trust, Class A,
	1 Month Term SOFR + 3.97% (d)	8.857(b)	11/15/23	964,645
6,679	GS Mortgage Securities Corportation Trust, IO, (d)	0.61 (b)	10/10/32	26,951
	GS Mortgage Securities Trust
450		3.345	07/10/48	363,268
370	(d)	4.847(b)	08/10/46	309,545
	IO
1,549		0.827(b)	09/10/47	10,843
1,087		1.171(b)	04/10/47	6,088

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$1,465	JP Morgan Chase Commercial Mortgage Securities Trust, IO,	0.713(b)%	12/15/49	$23,349
		JPMBB Commercial Mortgage Securities Trust
	2,626	IO	0.844(b)	01/15/47	4,751
	267	(d)	4.801(b)	04/15/47	247,293
		KGS-Alpha SBA COOF Trust
		IO
	493	(d)	0.851(b)	08/25/38	7,845
	424	(d)	2.62 (b)	04/25/40	21,625
	401	(d)	2.828(b)	07/25/41	42,451
	600	Natixis Commercial Mortgage Securities Trust, (d)	4.272(b)	05/15/39	441,020
CAD	8,581	Real Estate Asset Liquidity Trust, IO, (Canada) (d)	1.185(b)	02/12/55	383,453
	$819	Sutherland Commercial Mortgage Trust, (d)	2.23 (b)	12/25/41	752,334
	8,656	UBS Commercial Mortgage Trust, IO,	1.083(b)	03/15/51	317,592
	809	Velocity Commercial Capital Trust, (d)	6.90	05/25/47	799,659
	746	VMC Finance 2021-HT1 LLC,
		1 Month USD LIBOR + 1.65% (d)	6.609(b)	01/18/37	720,425

		Total Commercial Mortgage-Backed Securities (Cost $13,706,908)			13,518,420

		Corporate Bond (0.1%)
		Finance (0.1%)
	350	DP Facilities Data Center Subordinated Pass-
		Through Trust (d) (Cost $266,057)	0.00	11/10/28	144,375

		Mortgages - Other (36.8%)
	568	510 Asset Backed 2021-NPL1 Trust (d)	2.24	06/25/61	529,696
	76	Adjustable Rate Mortgage Trust	3.93 (b)	04/25/35	68,591
	433	Ajax Mortgage Loan Trust (d)	2.25	06/25/60	417,877
GBP	252	Alba 2005-1 PLC
		3 Month GBP SONIA + 0.72% (United Kingdom)	4.827(b)	11/25/42	293,727
		Alternative Loan Trust
	$39		5.50	02/25/25 - 01/25/36	26,162
	127		5.75	03/25/34	126,397
	71	40.02% - 6 x 1 Month USD LIBOR	9.897(c)	05/25/37	73,365
		Banc of America Funding Trust
	6		5.25	07/25/37	5,832
	216		5.50	09/25/35	203,438
	518	Bear Stearns Asset-Backed Securities I Trust
		25.64% - 3.29 x 1 Month USD LIBOR	9.14 (c)	03/25/36	261,763
	1,000	Boston Lending Trust (d)	3.25 (b)	05/25/62	834,961

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Cascade Funding Mortgage Trust
	$1,551		2.00 (b)%	09/25/50 - 02/25/52	$1,258,460
	1,700	(d)	2.91 (b)	02/25/31	1,569,895
	1,200	(d)	3.25 (b)	11/25/35	1,056,998
	2,000	(d)	3.735 (b)	06/25/36	1,828,919
	3,500	(d)	3.75 (b)	04/25/25	2,811,620
	3,758		4.00 (b)	10/25/68 - 06/25/69	3,442,726
	1,500	(d)	5.072 (b)	10/27/31	1,368,110
	2,315	(d)	5.683 (b)	02/25/31	2,140,227
	2,000	CFMT 2022-HB8 LLC (d)	3.75 (b)	04/25/25	1,790,178
		CFMT LLC
	665	(d)	1.374 (b)	02/25/31	622,864
	1,650	(d)	3.25 (b)	09/25/37	1,308,053
	600	(d)	3.849 (b)	10/27/31	551,153
	2,100	(d)	4.00 (b)	02/25/37	1,836,890
	2,800	(d)	4.25	04/25/33	2,256,916
		CHL Mortgage Pass-Through Trust
	152		4.283 (b)	10/25/33	145,241
	94		4.327 (b)	05/20/34	85,742
	220		5.50	10/25/34	213,569
	61		6.00	12/25/36	37,040
	1,318	CIM Trust, Class A1 (d)	2.50 (b)	06/25/51	1,075,185
	94	Citigroup Mortgage Loan Trust
		1 Year CMT + 2.40%	6.47 (b)	11/25/35	92,569
	335	Credit Suisse First Boston Mortgage Securities Corp.
		1 Month USD LIBOR + 3.30%	8.32 (b)	02/25/32	339,141
		CSFB Mortgage-Backed Pass-Through Certificates
	233		3.92 (b)	05/25/34	210,682
	470		6.50	11/25/35	106,486
EUR	217	Dssv Sarl
		3 Month EURIBOR + 3.00% (Spain)	5.288 (b)	10/15/24	234,607
	$1,500	Eagle RE 2019-1 Ltd.
		1 Month USD LIBOR + 4.50% (d)	9.52 (b)	04/25/29	1,532,763
EUR	329	E-MAC DE 2005-I BV
		3 Month EURIBOR + 0.50% (Netherlands)	10.823(b)	05/25/52	351,320
	146	E-MAC NL 2004-I BV
		3 Month EURIBOR + 0.18% (Netherlands)	5.521 (b)	07/25/36	146,192
	81	E-MAC NL 2005-I BV
		3 Month EURIBOR + 0.23% (Netherlands)	7.761 (b)	04/25/38	74,616

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
EUR	162	E-MAC Program BV
		3 Month EURIBOR + 2.00% (Netherlands)	6.561(b)%	01/25/48	$153,491
	100	E-MAC Program II BV
		3 Month EURIBOR + 2.00% (Netherlands)	5.261(b)	04/25/48	101,587
	208	EMF-NL Prime
		3 Month EURIBOR + 0.80% (Netherlands)	3.977(b)	04/17/41	216,268
	200	EMF-NL Prime BV
		3 Month EURIBOR + 0.85% (Netherlands)	4.027(b)	04/17/41	183,415
	189	Eurohome Mortgages PLC
		3 Month EURIBOR + 0.21% (Ireland)	2.722(b)	08/02/50	155,193
	500	Eurosail-Nl 2007-1 BV
		3 Month EURIBOR + 1.10% (Netherlands)	4.277(b)	04/17/40	492,765
		Eurosail-NL 2007-2 BV
	1,000	3 Month EURIBOR + 1.80% (Netherlands)	4.977(b)	10/17/40	1,080,265
	500	3 Month EURIBOR +2.20% (Netherlands)	5.377(b)	10/17/40	526,727
GBP	908	Farringdon Mortgages No. 2 PLC
		3 Month GBP SONIA + 1.62% (United Kingdom)	5.819(b)	07/15/47	1,112,728
		Federal Home Loan Mortgage Corporation
	$651		3.00	09/25/45 - 05/25/47	579,313
	33		3.50	05/25/45	28,727
	124	Flagstar Mortgage Trust, Class A3 (d)	3.00 (b)	03/25/50	100,210
		FMC GMSR Issuer Trust
	1,100	(d)	3.62 (b)	07/25/26	963,946
	1,000	(d)	4.45 (b)	01/25/26	917,507
	834	Galton Funding Mortgage Trust (d)	4.00 (b)	02/25/59	794,114
EUR	500	Great Hall Mortgages No. 1 PLC
		3 Month EURIBOR + 0.22% (United Kingdom)	2.866(b)	03/18/39	517,825
	$122	GSAA Trust	6.00	04/01/34	119,992
		GSR Mortgage Loan Trust
	180		4.035(b)	12/25/34	161,812
	12		5.00	02/25/34	11,194
	36	1 Month USD LIBOR + 0.25%	5.27 (b)	03/25/35	19,969
	3		5.50	11/25/35	2,727
	288		6.00	09/25/35	278,450
	4	1 Year CMT + 1.75%	6.78 (b)	03/25/33	3,687
	91	HarborView Mortgage Loan Trust	3.999(b)	05/19/33	83,458
	51	Impac CMB Trust
		1 Month USD LIBOR + 0.80%	5.815(b)	10/25/34	49,105
	464	IMS Ecuadorian Mortagage Trust (d)	3.40	08/18/43	438,418
	81	IndyMac INDX Mortgage Loan Trust	4.495(b)	11/25/34	77,243

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		JP Morgan Mortgage Trust
	$101	(d)	3.00 (b)%	10/25/50	$81,600
	75		3.287 (b)	12/25/34	65,522
	80	(d)	3.427 (b)	07/27/37	73,216
EUR	178	Lansdowne Mortgage Securities No. 1 PLC
		3 Month EURIBOR + 0.30% (Ireland)	3.257 (b)	06/15/45	186,299
	361	Lansdowne Mortgage Securities No. 2 PLC
		3 Month EURIBOR + 0.34% (Ireland)	3.093 (b)	09/16/48	355,338
	223	Ludgate Funding PLC
		3 Month EURIBOR + 0.42% (United Kingdom)	3.136 (b)	12/01/60	210,769
GBP	125	Mansard Mortgages PLC
		3 Month GBP SONIA + 0.72% (United Kingdom)	4.919 (b)	10/15/48	144,026
	$192	MASTR Adjustable Rate Mortgages Trust	3.394 (b)	06/25/34	175,080
		MASTR Alternative Loan Trust
	125		5.00	05/25/18	113,774
	94		6.00	05/25/33	88,567
	1	MASTR Asset Securitization Trust	5.50	10/25/25	1,089
	105	MASTR Reperforming Loan Trust (d)	7.50	05/25/35	82,830
	395	MERIT Securities Corp.
		1 Month USD LIBOR + 2.25% (d)	7.081 (b)	09/28/32	350,419
		Merrill Lynch Mortgage Investors Trust
	17		4.068 (b)	01/25/37	16,040
	64		4.401 (b)	02/25/34	60,171
	13	6 Month USD LIBOR + 0.50%	5.643 (b)	04/25/29	12,474
EUR	700	Miravet Sarl - Compartment
		3 Month EURIBOR + 1.60% (Luxembourg)	4.293 (b)	05/26/65	737,854
	$72	Morgan Stanley Mortgage Loan Trust (See Note 9) .	4.475 (b)	02/25/34	68,173
	157	Mortgage Equity Conversion Asset Trust
		1 Year CMT + 0.47% (d)	5.23 (b)	02/25/42	156,106
	58	National City Mortgage Capital Trust	6.00	03/25/38	54,336
GBP	238	Newgate Funding PLC
		3 Month GBP LIBOR + 3.00% (United Kingdom)	7.245 (b)	12/15/50	269,192
	951	Parkmore Point RMBS 2022-1 PLC, Class A,
		3 Month GBP SONIA + 1.50% (United Kingdom)	5.70 (b)	07/25/45	1,180,414
	$1,007	PMC PLS ESR Issuer LLC (d)	5.114	02/25/27	961,153
	967	PRKCM 2023-AFC1 Trust, Class A1 (d)	6.598	02/25/58	992,237
	955	PRPM 2022-INV1 Trust (d)	4.40	04/25/67	937,303
	849	PRPM 2023-1 LLC, Class A1 (d)	6.878 (b)	02/25/28	854,222
	39	RBSSP Resecuritization Trust (d)	81.493(b)	09/26/37	136,181
	110	Reperforming Loan REMIC Trust (d)	8.50	06/25/35	105,372

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$75	Residential Accredit Loans, Inc. Trust	6.00%	06/25/36	$59,406
	13,176	Residential Asset Securitization Trust	0.50	04/25/37	221,778
		Resloc UK PLC
EUR	350	3 Month EURIBOR + 0.45% (United Kingdom)	3.407(b)	12/15/43	345,104
	$1,300	3 Month USD LIBOR + 0.16% (United Kingdom) (d)	5.026(b)	12/15/43	1,240,372
		RMF Buyout Issuance Trust
	1,000	(d)	3.69 (b)	11/25/31	843,158
	1,500	(d)	4.50 (b)	04/25/32	976,518
	2,000	(d)	4.704(b)	11/25/31	1,546,333
	1,200	(d)	4.75 (b)	10/25/50	1,002,821
	4,069	(d)	6.00	10/25/50	2,863,137
		RMF Proprietary Issuance Trust
	1,528	(d)	2.75 (b)	10/25/63	1,264,929
	810	(d)	4.00 (b)	08/25/62	631,238
		Seasoned Credit Risk Transfer Trust
	7,013		3.00	09/25/55 - 05/25/60	6,356,380
	845		3.25	07/25/56 - 06/25/57	783,222
	2,100		4.00 (b)	08/25/56 - 02/25/59	1,958,837
	2,500		4.25 (b)	08/25/59 - 11/25/59	2,145,083
	280		4.50	06/25/57	276,391
	71	Sequoia Mortgage Trust
		1 Month USD LIBOR + 0.78%	5.733(b)	01/20/36	53,918
AUD	500	Solaris Trust
		1 Month BBSW + 3.00% (Australia)	6.594(b)	06/15/52	329,721
	$1,479	Stanwich Mortgage Loan Co. LLC (d)	2.735	10/16/26	1,383,378
	173	Structured Adjustable Rate Mortgage Loan Trust	5.169(b)	02/25/35	163,149
		Structured Asset Mortgage Investments II Trust
	39		2.294(b)	04/19/35	33,808
	79	1 Month USD LIBOR + 0.46%	5.48 (b)	05/25/45	69,897
	182	Structured Asset Securities Corp. Mortgage Pass-
		Through Certificates	4.227(b)	11/25/30	169,909
	1,136	Structured Asset Securities Corp. Reverse
		Mortgage Loan Trust
		1 Month USD LIBOR + 1.85% (d)	6.87 (b)	05/25/47	1,053,959
EUR	534	TDA 27 FTA
		3 Month EURIBOR + 0.19% (Spain)	3.215(b)	12/28/50	491,590
	$195	TIAA Bank Mortgage Loan Trust (d)	4.00 (b)	11/25/48	183,575
GBP	800	Towd Point Mortgage Funding PLC
		3 Month GBP SONIA + 3.35% (United Kingdom)	7.443(b)	02/20/54	991,397

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$35	TVC Mortgage Trust (d)	3.474%	09/25/24	$34,577
69	Washington Mutual Mortgage Pass-Through Certificates Trust	4.156(b)	09/25/33	64,834

	Total Mortgages - Other (Cost $80,364,154)			76,508,283

	Short-Term Investments (17.9%)
	U.S. Treasury Securities (15.8%)
	U.S. Treasury Bill
2,543	(e)(f)	4.504	11/30/23	2,476,772
3,000	(e)	4.799	09/21/23	2,943,065
5,000	(e)	4.804	09/21/23	4,905,109
5,000	(e)	4.82	07/20/23	4,945,611
5,000	(e)	4.821	07/27/23	4,940,308
5,000	(e)	4.962	10/26/23	4,880,526
3,000	(e)	5.027	10/26/23	2,928,316
5,000	(e)	5.102	08/24/23	4,920,638
48	(e)(f)	5.108	11/30/23	46,750

	Total U.S. Treasury Securities (Cost $32,994,943)			32,987,095

NUMBER OF SHARES (000)
	Investment Company (2.1%)
4,344	Morgan Stanley Institutional Liquidity Funds -Government Portfolio - Institutional Class (See Note 9) (Cost $4,344,614)		4,344,614

	Total Short-Term Investments (Cost $37,339,557)		37,331,709

	Total Investments (Cost $246,381,016) (g)(h)	115.1%	239,425,115
	Liabilities in excess of Other Assets	(15.1)	(31,449,393)

	Net Assets	100.0%	$207,975,722

BBSW	Australia’s Bank Bill Swap.
CMT	Constant Maturity Treasury Note Rate.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

STRIPS      Separate Trading of Registered Interest and Principal of Securities.

(a)	Security is subject to delayed delivery.
(b)

Floating or variable rate securities: The rates disclosed are as of April 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)	Inverse Floating Rate Security—Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at April 30, 2023.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Rate shown is the yield to maturity at April 30, 2023.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(g)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.
(h)

At April 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,229,817 and the aggregate gross unrealized depreciation is $11,240,222, resulting in net unrealized depreciation of $7,010,405.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at April 30, 2023:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA	GBP	1,081,725		$1,308,426	5/11/23	$(51,302)
Bank of America NA	GBP	2,392		$2,903	5/11/23	(104)
Barclays Bank PLC		$39,156	GBP	31,526	5/11/23	472
Barclays Bank PLC		$55,862	GBP	44,748	5/11/23	386
Barclays Bank PLC		$910,903	GBP	730,720	5/11/23	7,612
Goldman Sachs International		$1,606	AUD	2,398	5/11/23	(18)
Goldman Sachs International		$5,926	CAD	8,146	5/11/23	87
HSBC Bank PLC	EUR	7,762,840		$8,478,193	5/11/23	(79,927)
JPMorgan Chase Bank NA	AUD	439,547		$307,489	5/11/23	16,533
JPMorgan Chase Bank NA	EUR	645,804		$684,151	5/11/23	(27,814)
JPMorgan Chase Bank NA	EUR	980,713		$1,058,045	5/11/23	(23,139)
Royal Bank of Canada	GBP	4,751,777		$5,779,539	5/11/23	(193,442)
Standard Chartered Bank	EUR	15,000		$16,129	5/11/23	(407)
Standard Chartered Bank	EUR	148,965		$158,572	5/11/23	(5,654)
Standard Chartered Bank	EUR	235,000		$252,752	5/11/23	(6,323)
UBS AG	CAD	426,182		$320,025	5/11/23	5,409
UBS AG		$1,811	AUD	2,650	5/11/23	(57)
UBS AG		$2,001	AUD	2,988	5/11/23	(23)
UBS AG		$12,809	CAD	17,437	5/11/23	63
UBS AG		$6,269	CAD	8,489	5/11/23	(3)
UBS AG		$472,999	EUR	438,400	5/11/23	10,314

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ∎ April 30, 2023 (unaudited) continued

Foreign Currency Forward Exchange Contracts: (cont’d)

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
UBS AG	$	230,144	EUR	208,222	5/11/23	$(590)
UBS AG	$	174,658	GBP	146,458	5/11/23	9,440

						$(338,487)

Futures Contracts:

The Fund had the following futures contracts open at April 30, 2023:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION
Long:
U.S. Treasury 10 yr. Note (United States)	57	Jun-23	$5,700	$6,566,578	$24,043
U.S. Treasury 5 yr. Note (United States)	604	Jun-23	60,400	66,284,282	125,627
U.S. Treasury Long Bond (United States)	20	Jun-23	2,000	2,633,125	108,768

Short:
U.S. Treasury 2 yr. Note (United States)	48	Jun-23	(9,600)	(9,895,875)	25,545

					$283,983

AUD — Australian	Dollar
CAD — Canadian	Dollar
EUR — Euro
GBP — British	Pound
USD — United	States Dollar

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements

Statement of Assets and Liabilities April 30, 2023 (unaudited)

Assets:
Investments in securities, at value (cost $241,964,328)	$235,012,328
Investments in affiliates, at value (cost $4,416,688)	4,412,787

Total investments in securities, at value (cost $246,381,016)	239,425,115
Unrealized appreciation on open foreign currency forward exchange contracts	50,316
Cash (including foreign currency valued at $206,666 with a cost of $206,440)	243,075
Receivable for:
Investments sold	3,227,734
Interest	653,553
Shares of beneficial interest sold	215,142
Variation margin on open futures contracts	207,321
Interest and dividends from affiliates	18,012
Prepaid expenses and other assets	132,958

Total Assets	244,173,226

Liabilities:
Unrealized depreciation on open foreign currency forward exchange contracts	388,803
Due to broker	21,000
Payable for:
Investments purchased	35,223,214
Shares of beneficial interest redeemed	162,166
Dividends to shareholders	121,901
Advisory fee	42,085
Trustees’ fees	38,659
Transfer and sub transfer agent fees	33,706
Administration fee	12,473
Distribution fee.	9,994
Accrued expenses and other payables	143,503

Total Liabilities	36,197,504

Net Assets	$207,975,722

Composition of Net Assets:
Paid-in-Capital	$226,773,112
Total Accumulated Loss	(18,797,390)

Net Assets	$207,975,722

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statement of Assets and Liabilities April 30, 2023 (unaudited)

Class A Shares:
Net Assets.	$39,426,853
Shares Outstanding (unlimited shares authorized, $0.01 par value)	5,105,456
Net Asset Value Per Share	$7.72

Maximum Offering Price Per Share (net asset value plus 3.36% of net asset value)	$7.98

Class L Shares:
Net Assets.	$346,059
Shares Outstanding (unlimited shares authorized, $0.01 par value)	45,226
Net Asset Value Per Share	$7.65

Class I Shares:
Net Assets.	$165,087,032
Shares Outstanding (unlimited shares authorized, $0.01 par value)	21,730,649
Net Asset Value Per Share	$7.60

Class C Shares:
Net Assets.	$3,105,166
Shares Outstanding (unlimited shares authorized, $0.01 par value)	405,306
Net Asset Value Per Share	$7.66

Class R6 Shares:
Net Assets.	$10,612
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,398
Net Asset Value Per Share	$7.59

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statement of Operations For the six months ended April 30, 2023 (unaudited)

Net Investment Income:
Income
Interest	$5,386,563
Interest and dividends from affiliates (Note 9)	126,752

Total Income	5,513,315

Expenses
Advisory fee (Note 4)	431,930
Professional fees	109,388
Sub transfer agent fees and expenses (Class A Shares)	15,391
Sub transfer agent fees and expenses (Class L Shares)	234
Sub transfer agent fees and expenses (Class I Shares)	60,569
Sub transfer agent fees and expenses (Class C Shares)	1,302
Administration fee (Note 4)	73,520
Distribution fee (Class A Shares) (Note 5)	48,548
Distribution fee (Class L Shares) (Note 5)	1,147
Distribution fee (Class C Shares) (Note 5)	14,476
Registration fees.	41,471
Custodian fees (Note 7)	26,463
Transfer agent fees and expenses (Class A Shares) (Note 6)	11,960
Transfer agent fees and expenses (Class L Shares) (Note 6)	1,310
Transfer agent fees and expenses (Class I Shares) (Note 6)	2,599
Transfer agent fees and expenses (Class C Shares) (Note 6)	1,289
Transfer agent fees and expenses (Class R6 Shares) (Note 6)	1,139
Shareholder reports and notices	15,154
Trustees’ fees and expenses	4,558
Other	33,961

Total Expenses.	896,409

Less: waiver of Advisory fees (Note 4)	(139,127)
Less: reimbursement of class specific expenses (Class A shares) (Note 4)	(6,311)
Less: reimbursement of class specific expenses (Class L shares) (Note 4)	(1,194)
Less: reimbursement of class specific expenses (Class I shares) (Note 4)	(29,443)
Less: reimbursement of class specific expenses (Class C shares) (Note 4)	(373)
Less: reimbursement of class specific expenses (Class R6 shares) (Note 4)	(1,139)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 9)	(4,936)

Net Expenses	713,886

Net Investment Income	4,799,429

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statement of Operations For the six months ended April 30, 2023 (unaudited)

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	$(988,954)
Investments in affiliates (Note 9)	(26,974)
Foreign currency forward exchange contracts	(276,615)
Foreign currency translation	23,680
Futures contracts	909,599

Net Realized Loss	(359,264)

Change in Unrealized Appreciation (Depreciation) on:
Investments	6,810,041
Investments in affiliates (Note 9)	26,965
Foreign currency forward exchange contracts	(982,054)
Foreign currency translation	487
Futures contracts	1,502,907

Net Change in Unrealized Appreciation (Depreciation)	7,358,346

Net Gain	6,999,082

Net Increase in Net Assets Resulting from Operations	$11,798,511

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2023	FOR THE YEAR ENDED OCTOBER 31, 2022
	(unaudited)
Increase (Decrease) in Net Assets:

Operations:
Net investment income	$ 4,799,429	$ 6,121,010
Net realized loss	(359,264)	(8,767,640)
Net change in unrealized appreciation (depreciation)	7,358,346	(17,064,465)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,798,511	(19,711,095)

Dividends and Distributions to Shareholders:
Class A Shares	(1,022,655)	(1,373,209)
Class L Shares	(11,143)	(25,347)
Class I Shares	(3,983,724)	(4,663,410)
Class C Shares	(65,357)	(73,460)
Class R6 Shares*	(292)	(382)

Total Dividends and Distributions to Shareholders	(5,083,171)	(6,135,808)

Net increase from transactions in shares of beneficial interest	21,262,916	15,706,270

Net Increase (Decrease)	27,978,256	(10,140,633)

Net Assets:
Beginning of Period	179,997,466	190,138,099

End of Period	$207,975,722	$179,997,466

*	Effective April 29, 2022, Class IS Shares were renamed Class R6 Shares.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements ∎ April 30, 2023 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Mortgage Securities Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance Accounting Standards Codification (“ASC”) Topic 946. The Fund’s investment objective is to seek a high level of current income. The Fund was organized as a Massachusetts business trust on November 20, 1986 and commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class L shares, Class I shares, Class C shares and Class R6 shares. The five classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year. Class L shares, Class I shares and Class R6 shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (2) when market quotations are not readily available, as defined by Rule 2a–5 under the Act, including circumstances under which the Adviser, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements ∎ April 30, 2023 (unaudited) continued

Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

In connection with Rule 2a–5 of the Act, the Trustees have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund’s commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements ∎ April 30, 2023 (unaudited) continued

D. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

E. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements ∎ April 30, 2023 (unaudited) continued

assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●

Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements ∎ April 30, 2023 (unaudited) continued

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2023:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:

Fixed Income Securities
Agency Fixed Rate Mortgages	$ —	$ 61,691,283	$—	$ 61,691,283
Asset-Backed Securities	—	42,417,327	—	42,417,327
Collateralized Mortgage Obligations - Agency Collateral Series	—	7,813,718	—	7,813,718
Commercial Mortgage-Backed Securities	—	13,518,420	—	13,518,420
Corporate Bond	—	144,375	—	144,375
Mortgages - Other	—	76,508,283	—	76,508,283

Total Fixed Income Securities	—	202,093,406	—	202,093,406

Short-Term Investments
U.S. Treasury Securities	—	32,987,095	—	32,987,095
Investment Company	4,344,614	—	—	4,344,614

Total Short-Term Investments	4,344,614	32,987,095	—	37,331,709

Foreign Currency Forward Exchange Contracts	—	50,316	—	50,316
Futures Contracts	283,983	—	—	283,983

Total Assets	4,628,597	235,130,817	—	239,759,414

Liabilities:
Foreign Currency Forward Exchange Contracts	—	(388,803)	—	(388,803)

Total	$4,628,597	$234,742,014	$—	$239,370,611

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted towards the Fund’s exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements ∎ April 30, 2023 (unaudited) continued

value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund’s holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract (“currency contract”) is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall

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performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

FASB ASC 815, “Derivatives and Hedging” (“ASC 815”), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

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Notes to Financial Statements ∎ April 30, 2023 (unaudited) continued

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of April 30, 2023:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$283,983	(a)	Variation margin on open futures contracts	$—
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	50,316		Unrealized depreciation on open foreign currency forward exchange contracts	(388,803)

		$334,299			$(388,803)

(a)	Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day’s net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2023 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS
Interest Rate Risk	$909,599	$—
Currency Risk	—	(276,615)

Total	$909,599	$(276,615)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS
Interest Rate Risk	$1,502,907	$—
Currency Risk	—	(982,054)

Total	$1,502,907	$(982,054)

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At April 30, 2023, the Fund’s derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED

IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES(a)	ASSETS(b)	LIABILITIES(b)

Foreign Currency Forward Exchange Contracts	$50,316	$(388,803)

(a)	Excludes exchange-traded derivatives.
(b)	Absent an event of default or early termination, over-the-counter (“OTC”) derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund’s net liability may be delayed or denied.

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Notes to Financial Statements ∎ April 30, 2023 (unaudited) continued

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of April 30, 2023:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
Barclays Bank PLC	$8,470	$—	$—	$8,470
Goldman Sachs International	87	(18)	—	69
JPMorgan Chase Bank NA	16,533	(16,533)	—	0
UBS AG	25,226	(673)	—	24,553

Total	$50,316	$(17,224)	$—	$33,092

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Bank of America NA	$51,406	$—	$—	$51,406
Goldman Sachs International	18	(18)	—	0
HSBC Bank PLC	79,927	—	—	79,927
JPMorgan Chase Bank NA	50,953	(16,533)	—	34,420
Royal Bank of Canada	193,442	—	—	193,442
Standard Chartered Bank	12,384	—	—	12,384
UBS AG	673	(673)	—	0

Total	$388,803	$(17,224)	$—	$371,579

For the six months ended April 30, 2023, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$ 17,185,142

Futures Contracts:
Average monthly notional value	$124,787,419

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding

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$1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.37% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.345% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.32% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.295% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of the daily net assets exceeding $12.5 billion. For the six months ended April 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.31% of the Fund’s average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund’s average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class A, 1.30% for Class L, 0.70% for Class I, 1.80% for Class C and 0.65% for Class R6. These fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund’s prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended April 30, 2023, $139,127 of advisory fees were waived and $38,460 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the “Distributor”), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

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Notes to Financial Statements ∎ April 30, 2023 (unaudited) continued

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2023, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2023, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares and Class C shares of $265 and $29, respectively, and received $756 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Dividend Disbursing and Transfer/Co-Transfer Agent

The Fund’s dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS, Inc.”). Pursuant to a Transfer Agency Agreement, the Fund pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Fund.

Eaton Vance Management (“EVM”), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended April 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in “Transfer agent fees and expenses” in the Statement of Operations, amounted to $1,474.

7. Custodian Fees

State Street (the “Custodian”) also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

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Notes to Financial Statements ∎ April 30, 2023 (unaudited) continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2023		FOR THE YEAR ENDED OCTOBER 31, 2022
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	248,374	$1,874,884	676,438	$5,413,106
Reinvestment of dividends and distributions	132,258	1,006,581	166,341	1,333,947
Redeemed	(571,647)	(4,337,409)	(1,512,470)	(12,560,698)

Net decrease — Class A	(191,015)	(1,455,944)	(669,691)	(5,813,645)

CLASS L SHARES
Exchanged	—	—	2,260	18,303
Reinvestment of dividends and distributions	1,470	11,060	3,114	24,758
Redeemed	(58,712)	(442,241)	(19,810)	(158,678)

Net decrease — Class L	(57,242)	(431,181)	(14,436)	(115,617)

CLASS I SHARES
Sold	11,200,397	84,391,522	10,910,744	85,190,029
Reinvestment of dividends and distributions	524,753	3,928,294	586,333	4,609,537
Redeemed	(8,731,010)	(65,182,255)	(8,751,998)	(68,903,079)

Net increase — Class I	2,994,140	23,137,561	2,745,079	20,896,487

CLASS C SHARES
Sold	28,365	214,656	251,083	2,045,795
Reinvestment of dividends and distributions	8,618	65,084	9,143	72,268
Redeemed	(35,605)	(267,550)	(172,299)	(1,379,397)

Net increase — Class C	1,378	12,190	87,927	738,666

CLASS R6 SHARES*
Reinvestment of dividends and distributions	38	290	49	379

Net increase in Fund	2,747,299	$21,262,916	2,148,928	$15,706,270

*	Effective April 29, 2022, Class IS Shares were renamed Class R6 Shares.

9. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2023, aggregated $427,351,468 and $412,577,539, respectively, Included in the aforementioned are purchases and sales of U.S. Government securities of $390,590,619 and $375,217,152, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds —Government Portfolio (the “Liquidity Funds”), an open-end management investment company managed

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Notes to Financial Statements ∎ April 30, 2023 (unaudited) continued

by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2023, advisory fees paid were reduced by $4,936 relating to the Fund’s investment in the Liquidity Funds.

The Fund had transactions with Morgan Stanley and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under Section 17 the Act.

A summary of the Fund’s transactions in shares of affiliated investments during the six months ended April 30, 2023 is as follows:

AFFILIATED INVESTMENT COMPANY/ ISSUER	VALUE OCTOBER 31, 2022	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND/ INTEREST INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE APRIL 30, 2023
Liquidity Funds	$10,173,790	$72,376,052	$78,205,228	$123,343	$—	$—	$4,344,614
Morgan Stanley ABS Capital I, Inc. Trust	290,958	—	289,277	1,723	(26,942)	25,261	—
Morgan Stanley Mortgage Loan Trust	71,351	—	4,850	1,686	(32)	1,704	68,173

Total	$10,536,099	$72,376,052	$78,499,355	$126,752	$(26,974)	$26,965	$4,412,787

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2023, included in “Trustees’ fees and expenses” in the Statement of Operations amounted to $2,152. At April 30, 2023, the Fund had an accrued pension liability of $38,659, which is reflected as “Trustees’ fees” in the Statement of Assets and Liabilities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended April 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on

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Notes to Financial Statements ∎ April 30, 2023 (unaudited) continued

the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

10. Federal Income Tax Status

It is the Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, “Income Taxes — Overall”, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other Expenses” in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended October 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 DISTRIBUTIONS PAID FROM:	2021 DISTRIBUTIONS PAID FROM:

ORDINARY INCOME	ORDINARY INCOME
$6,135,808	$4,903,570

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

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Notes to Financial Statements ∎ April 30, 2023 (unaudited) continued

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended October 31, 2022.

At October 31, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$2,170,771	$—

At October 31, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of $8,252,272 and $5,349,841, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

11. Market Risk and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

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Notes to Financial Statements ∎ April 30, 2023 (unaudited) continued

The Federal Housing Finance Agency (“FHFA”) serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund’s investments and exacerbate pre-existing risks to the Fund. For example, the extent of the impact of a public health emergency depends on future developments, including (i) the duration and spread of the public health emergency, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund’s investments (and, in turn, the Fund’s investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

12. Credit Facility

The Fund and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the “Facility”) with State Street. Effective April 17, 2023, the committed

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Notes to Financial Statements ∎ April 30, 2023 (unaudited) continued

line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended April 30, 2023, the Fund did not have any borrowings under the Facility.

13. Other

At April 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 65.5%.

14. LIBOR Discontinuance or Unavailability Risk

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The Financial Conduct Authority (the “FCA”), which is the regulatory authority that oversees financial services firms, financial markets in the U.K. and the administrator of LIBOR, announced that, after the end of 2021, one-week and two-month U.S. Dollar LIBOR and all non-U.S. Dollar LIBOR settings have either ended or are no longer representative of the underlying market they seek to measure. The FCA also announced that the most commonly used U.S. Dollar LIBOR settings may continue to be provided on a representative basis until the end of June 2023. However, in connection with supervisory guidance from regulators, some regulated entities may no longer enter into most new LIBOR-based contracts. As a result of the foregoing, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain derivatives and other instruments or investments held by the Fund. In light of this eventuality, public and private sector industry initiatives are currently underway to establish new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of hedges placed against, instruments whose terms currently include LIBOR. While some

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements ∎ April 30, 2023 (unaudited) continued

existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Some of the Fund’s investments may be so-called “tough legacy” LIBOR instruments which may not have effective alternative rate-setting provisions or may involve counterparties who are unwilling to add or exercise rights under alternative rate-setting provisions in such instruments. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace U.S. Dollar LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on the Secured Overnight Financing Rate (“SOFR”) for tough legacy contracts. On February 27, 2023, the final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts governed by U.S. law. In addition, the FCA has announced that it will require the publication of the one-month, three-month and six-month U.S. Dollar LIBOR settings on the basis of a changed methodology (known as “synthetic LIBOR”), after June 30, 2023 through at least September 30, 2024, addressing non-U.S. law governed U.S. Dollar LIBOR instruments, but this synthetic LIBOR will be designated by the FCA as unrepresentative of the underlying market that it seeks to measure and will be solely available for use in legacy transactions. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements, the application of synthetic LIBOR or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR is still developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions more fully develops. All of the aforementioned may adversely affect the Fund’s investments (including their volatility, value and liquidity) and, as a result, the performance or NAV.

Morgan Stanley Mortgage Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED,		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2023		2022		2021		2020		2019		2018
	(unaudited)
Class A Shares

Selected Per Share Data:
Net asset value, beginning of period	$7.43		$8.60		$8.62		$8.79		$8.39		$8.65

Income (loss) from investment operations:
Net investment income	0.19		0.26		0.20		0.24		0.26		0.29
Net realized and unrealized gain (loss)	0.30		(1.17)		(0.02)		(0.07)		0.41		(0.26)

Total income (loss) from investment operations	0.49		(0.91)		0.18		0.17		0.67		0.03

Less distributions from:
Net investment income	(0.20)		(0.26)		(0.20)		(0.31)		(0.27)		(0.29)
Net realized gain	—		—		—		(0.03)		—		—

Total distributions	(0.20)		(0.26)		(0.20)		(0.34)		(0.27)		(0.29)

Net asset value, end of period	$7.72		$7.43		$8.60		$8.62		$8.79		$8.39

Total Return	6.64	%(1)(2)	(10.77	)%(1)	2.04	%(3)	2.09	%(3)	8.04	%(1)	0.32	%(1)

Ratios to Average Net Assets:
Net expenses	0.99	%(4)(5)(6)	0.99	%(5)(6)	0.99	%(5)(6)	0.99	%(5)(6)	0.98	%(5)(6)	0.98	%(5)(6)
Net investment income	5.02	%(4)(5)(6)	3.15	%(5)(6)	2.25	%(5)(6)	2.84	%(5)(6)	3.10	%(5)(6)	3.39	%(5)(6)
Rebate from Morgan Stanley affiliate	0.01	%(4)	0.01%		0.01%		0.01%		0.02%		0.02%

Supplemental Data:
Net assets, end of period, in thousands	$39,427		$39,360		$51,289		$48,756		$64,085		$60,170
Portfolio turnover rate	225	%(2)	334%		317%		233%		261%		370%

(1)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(2)	Not annualized.
(3)

Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

(4)	Annualized.
(5)	If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2023	1.18%	4.83%
October 31, 2022	1.19	2.95
October 31, 2021	1.15	2.09
October 31, 2020	1.16	2.67
October 31, 2019	1.20	2.88
October 31, 2018	1.31	3.06

(6)

The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED,		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2023		2022		2021		2020		2019		2018
	(unaudited)
Class L Shares

Selected Per Share Data:
Net asset value, beginning of period	$7.37		$8.52		$8.55		$8.71		$8.31		$8.57

Income (loss) from investment operations:
Net investment income	0.18		0.24		0.17		0.22		0.23		0.27
Net realized and unrealized gain (loss)	0.29		(1.15)		(0.03)		(0.06)		0.41		(0.27)

Total income (loss) from investment operations	0.47		(0.91)		0.14		0.16		0.64		0.00	(1)

Less distributions from:
Net investment income	(0.19)		(0.24)		(0.17)		(0.29)		(0.24)		(0.26)
Net realized gain	—		—		—		(0.03)		—		—

Total distributions	(0.19)		(0.24)		(0.17)		(0.32)		(0.24)		(0.26)

Net asset value, end of period	$7.65		$7.37		$8.52		$8.55		$8.71		$8.31

Total Return	6.41	%(2)(3)	(10.90	)%(2)	1.64	%(4)	1.93	%(4)	7.81	%(2)	0.03	%(2)

Ratios to Average Net Assets:
Net expenses	1.29	%(5)(6)(7)	1.29	%(6)(7)	1.29	%(6)(7)	1.29	%(6)(7)	1.28	%(6)(7)	1.28	%(6)(7)
Net investment income	4.71	%(5)(6)(7)	2.88	%(6)(7)	1.99	%(6)(7)	2.58	%(6)(7)	2.84	%(6)(7)	3.14	%(6)(7)
Rebate from Morgan Stanley affiliate	0.01	%(5)	0.01%		0.01%		0.01%		0.02%		0.02%

Supplemental Data:
Net assets, end of period, in thousands	$346		$755		$996		$1,144		$1,167		$1,150
Portfolio turnover rate	225	%(3)	334%		317%		233%		261%		370%

(1)	Amount is less than $0.005 per share.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Not annualized.
(4)	Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.
(5)	Annualized.
(6)	If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2023	1.97%	4.03%
October 31, 2022	1.67	2.50
October 31, 2021	1.61	1.67
October 31, 2020	1.53	2.34
October 31, 2019	1.71	2.41
October 31, 2018	1.66	2.76

(7)

The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED,		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2023		2022		2021		2020		2019		2018
	(unaudited)
Class I Shares

Selected Per Share Data:
Net asset value, beginning of period	$7.31		$8.45		$8.48		$8.64		$8.24		$8.50

Income (loss) from investment operations:
Net investment income	0.20		0.28		0.23		0.27		0.28		0.32
Net realized and unrealized gain (loss)	0.30		(1.14)		(0.04)		(0.06)		0.41		(0.27)

Total income (loss) from investment operations.	0.50		(0.86)		0.19		0.21		0.69		0.05

Less distributions from:
Net investment income	(0.21)		(0.28)		(0.22)		(0.34)		(0.29)		(0.31)
Net realized gain	—		—		—		(0.03)		—		—

Total distributions	(0.21)		(0.28)		(0.22)		(0.37)		(0.29)		(0.31)

Net asset value, end of period	$7.60		$7.31		$8.45		$8.48		$8.64		$8.24

Total Return	6.88	%(1)(2)	(10.33	)%(1)	2.28	%(3)	2.58	%(3)	8.53	%(1)	0.64	%(1)

Ratios to Average Net Assets:
Net expenses	0.69	%(4)(5)(6)	0.69	%(5)(6)	0.69	%(5)(6)	0.69	%(5)(6)	0.69	%(5)(6)	0.68	%(5)(6)
Net investment income	5.32	%(4)(5)(6)	3.57	%(5)(6)	2.59	%(5)(6)	3.20	%(5)(6)	3.42	%(5)(6)	3.75	%(5)(6)
Rebate from Morgan Stanley affiliate	0.01	%(4)	0.01%		0.01%		0.01%		0.01%		0.02%

Supplemental Data:
Net assets, end of period, in thousands	$165,087		$136,895		$135,147		$116,307		$125,752		$63,767
Portfolio turnover rate	225	%(2)	334%		317%		233%		261%		370%

(1)	Calculated based on the net asset value as of the last business day of the period.
(2)	Not annualized.
(3)	Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.
(4)	Annualized.
(5)	If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2023	0.89%	5.12%
October 31, 2022	0.91	3.35
October 31, 2021	0.87	2.41
October 31, 2020	0.91	2.98
October 31, 2019	0.94	3.17
October 31, 2018	1.05	3.38

(6)

The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED,		FOR THE YEAR ENDED OCTOBER 31,
	APRIL 30, 2023		2022		2021		2020		2019		2018
	(unaudited)
Class C Shares

Selected Per Share Data:
Net asset value, beginning of period	$7.37		$8.53		$8.55		$8.72		$8.32		$8.58

Income (loss) from investment operations:
Net investment income	0.16		0.20		0.13		0.18		0.19		0.22
Net realized and unrealized gain (loss)	0.30		(1.16)		(0.02)		(0.07)		0.41		(0.26)

Total income (loss) from investment operations	0.46		(0.96)		0.11		0.11		0.60		(0.04)

Less distributions from:
Net investment income	(0.17)		(0.20)		(0.13)		(0.25)		(0.20)		(0.22)
Net realized gain	—		—		—		(0.03)		—		—

Total distributions	(0.17)		(0.20)		(0.13)		(0.28)		(0.20)		(0.22)

Net asset value, end of period	$7.66		$7.37		$8.53		$8.55		$8.72		$8.32

Total Return	6.28	%(1)(2)	(11.46	)%(1)	1.25	%(3)	1.33	%(3)	7.31	%(1)	(0.47	)%(1)

Ratios to Average Net Assets:
Net expenses	1.79	%(4)(5)(6)	1.79	%(5)(6)	1.79	%(5)(6)	1.76	%(5)(6)	1.74	%(5)(6)	1.78	%(5)(6)
Net investment income	4.21	%(4)(5)(6)	2.45	%(5)(6)	1.52	%(5)(6)	2.10	%(5)(6)	2.36	%(5)(6)	2.62	%(5)(6)
Rebate from Morgan Stanley affiliate	0.01	%(4)	0.01%		0.01%		0.01%		0.02%		0.02%

Supplemental Data:
Net assets, end of period, in thousands	$3,105		$2,978		$2,695		$5,110		$6,176		$4,427
Portfolio turnover rate	225	%(2)	334%		317%		233%		261%		370%

(1)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(2)	Not annualized.
(3)	Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.
(4)	Annualized.
(5)	If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2023	1.98%	4.02%
October 31, 2022	1.98	2.26
October 31, 2021	1.94	1.37
October 31, 2020	1.90	1.96
October 31, 2019	1.92	2.18
October 31, 2018	2.07	2.34

(6)

The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED,		FOR THE YEAR ENDED OCTOBER 31,								PERIOD FROM JUNE 15, 2018(1) TO
	APRIL 30, 2023		2022		2021		2020		2019		OCTOBER 31, 2018
	(unaudited)
Class R6 Shares(2)

Selected Per Share Data:
Net asset value, beginning of period	$7.30		$8.45		$8.47		$8.64		$8.24		$8.35

Income (loss) from investment operations:
Net investment income	0.20		0.29		0.23		0.27		0.29		0.12
Net realized and unrealized gain (loss)	0.30		(1.15)		(0.03)		(0.07)		0.41		(0.12)

Total income (loss) from investment operations	0.50		(0.86)		0.20		0.20		0.70		0.00	(3)

Less distributions from:
Net investment income	(0.21)		(0.29)		(0.22)		(0.34)		(0.30)		(0.11)
Net realized gain	—		—		—		(0.03)		—		—

Total distributions	(0.21)		(0.29)		(0.22)		(0.37)		(0.30)		(0.11)

Net asset value, end of period	$7.59		$7.30		$8.45		$8.47		$8.64		$8.24

Total Return	6.95	%(4)(5)	(10.41	)%(4)	2.43	%(6)	2.51	%(6)	8.58	%(4)	0.07	%(4)(5)
Ratios to Average Net Assets:
Net expenses	0.64	%(7)(8)(9)	0.64	%(8)(9)	0.65	%(8)(9)	0.64	%(8)(9)	0.63	%(8)(9)	0.62	%(7)(8)(9)
Net investment income	5.36	%(7)(8)(9)	3.59	%(8)(9)	2.63	%(8)(9)	3.26	%(8)(9)	3.53	%(8)(9)	3.77	%(7)(8)(9)
Rebate from Morgan Stanley affiliate	0.01	%(7)	0.01%		0.00	%(10)	0.01%		0.02%		0.03	%(7)

Supplemental Data:
Net assets, end of period, in thousands	$11		$10		$11		$11		$11		$10
Portfolio turnover rate	225	%(5)	334%		317%		233%		261%		370%

(1)	Commencement of Offering.
(2)	Effective April 29, 2022, Class IS Shares were renamed Class R6 Shares.
(3)	Amount is less than $0.005 per share.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)	Not annualized.
(6)	Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.
(7)	Annualized.
(8)	If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
April 30, 2023	23.11%	(17.11)%
October 31, 2022	20.23	(16.00)
October 31, 2021	20.64	(17.36)
October 31, 2020	19.93	(16.03)
October 31, 2019	21.33	(17.17)
October 31, 2018	13.46	(9.07)

(9)

The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”

(10)	Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e–4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund (i.e., liquidity risk). The Fund’s Board of Trustees (the “Board”) previously approved the designation of the Liquidity Risk Subcommittee (the “LRS”) as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program’s operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule, and discussed the impact of the COVID–19 pandemic on liquidity and the LRS’s assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID–19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund’s liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund’s investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or “HLIM”). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Mortgage Securities Trust

U.S. Customer Privacy Notice (unaudited)	April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
∎ Social Security number and income
∎ investment experience and risk tolerance
∎ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share

Morgan Stanley Mortgage Securities Trust

U.S. Customer Privacy Notice (unaudited) continued	April 2021

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For non-affiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are
Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates (“MSIM”) (see Investment Management Affiliates definition below)

What we do
How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?

We collect your personal information, for example, when you

∎ open an account or make deposits or withdrawals from your account

∎ buy securities from us or make a wire transfer

∎ give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Morgan Stanley Mortgage Securities Trust

U.S. Customer Privacy Notice (unaudited) continued	April 2021

What we do

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎ sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎ affiliates from using your information to market to you

∎ sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates

Companies related by common ownership or control. They can be financial and non-financial companies.

∎ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ∎ MSIM does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ∎ MSIM doesn’t jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Trustees

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Co-Transfer Agent

Eaton Vance Management

Two International Place

Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company

One Congress Street

Boston, Massachusetts 02114

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Officers

John H. Gernon

President and Principal Executive Officer

Deidre A. Downes

Chief Compliance Officer

Francis J. Smith

Treasurer and Principal Financial Officer

Mary E. Mullin

Secretary

Michael J. Key

Vice President

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP

1155 Avenue of the Americas,

22nd Floor

New York, New York 10036

Adviser and Administrator

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.

522 Fifth Avenue

New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling 1 (800) 869-6397.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2023 Morgan Stanley

MTGSAN 5708979 EXP 06.30.24

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) See Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

(c) Section 906 certification.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 20, 2023

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 20, 2023

/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer
June 20, 2023